Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	$ (200,445)	¥ (16,667,000)	¥ (2,828,000)	¥ (16,749,000)
Reclassification adjustments for gains and losses realized in net income	1,672	139,000	(218,000)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(20,914)	(1,739,000)	4,563,000	(2,467,000)
Reclassification adjustments for gains and losses realized in net income	2,285	190,000	162,000	(1,380,000)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	6,566	546,000
Reclassification adjustments for gains and losses realized in net income	(2,309)	(192,000)
Pension liability adjustment:
Actual (gains) losses arising during period	(7,901)	(657,000)	(107,000)	(2,271,000)
Prior service credit arising during period	10,114	841,000	138,000
Reclassification adjustments for actual gains (losses) realized in net income	8,275	688,000	99,000	(7,000)
Reclassification adjustments for prior service credit realized in net income	(1,624)	(135,000)	(62,000)	(62,000)
Other comprehensive income (loss)	(204,281)	(16,986,000)	1,747,000	(22,936,000)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	806	67,000	(75,000)	(193,000)
Reclassification adjustments for gains and losses realized in net income
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	8,587	714,000	(1,915,000)	1,012,000
Reclassification adjustments for gains and losses realized in net income	(866)	(72,000)	(65,000)	630,000
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(2,502)	(208,000)
Reclassification adjustments for gains and losses realized in net income	879	73,000
Pension liability adjustment:
Actuarial (gains) losses arising during period	3,211	267,000	(175,000)	879,000
Prior service credit arising during period	(4,149)	(345,000)	(56,000)
Reclassification adjustments for actuarial gains (losses) realized in net income	(3,391)	(282,000)	(68,000)	(14,000)
Reclassification adjustments for prior service credit realized in net income	673	56,000	25,000	25,000
Other comprehensive income (loss)	3,248	270,000	(2,329,000)	2,339,000
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	(199,639)	(16,600,000)	(2,903,000)	(16,942,000)
Reclassification adjustments for gains and losses realized in net income	1,672	139,000	(218,000)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(12,327)	(1,025,000)	2,648,000	(1,455,000)
Reclassification adjustments for gains and losses realized in net income	1,419	118,000	97,000	(750,000)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	4,064	338,000
Reclassification adjustments for gains and losses realized in net income	(1,430)	(119,000)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(4,690)	(390,000)	(282,000)	(1,392,000)
Prior service credit arising during period	5,965	496,000	82,000
Reclassification adjustments for actuarial gains (losses) realized in net income	4,884	406,000	31,000	(21,000)
Reclassification adjustments for prior service credit realized in net income	(951)	(79,000)	(37,000)	(37,000)
Other comprehensive income (loss)	$ (201,033)	¥ (16,716,000)	¥ (582,000)	¥ (20,597,000)